CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - JPY (¥) ¥ in Millions	Dec. 31, 2025	Mar. 31, 2025 [1]
Current assets:
Cash and cash equivalents	¥ 10,647	¥ 8,584
Cash segregated as deposits	55,024	51,655
Customer accounts receivable	1,269	1,086
Other financial assets	538	62
Crypto assets held	49,988	44,680
Other current assets	1,275	1,035
Total current assets	118,741	107,102
Noncurrent assets:
Property and equipment	1,575	1,909
Intangible assets	6,767	2,529
Crypto asset held	113	43
Other financial assets	536	433
Deferred tax assets	300	337
Other non-current assets	184	0
Total non-current assets	9,476	5,251
Total assets	128,217	112,353
Current liabilities:
Deposits received	56,480	50,911
Other financial liabilities	4,174	2,826
Crypto asset borrowings	49,487	44,479
Income taxes payable	624	799
Excise tax payable	0	303
Other current liabilities	594	536
Total current liabilities	111,359	99,854
Non-current liabilities:
Other financial liabilities	1,400	901
Warrant liability	300	410
Provisions	342	340
Deferred tax liabilities	564	79
Total non-current liabilities	2,606	1,730
Total Liabilities	113,966	101,584
Equity:
Ordinary shares	222	213
Capital surplus	16,797	13,317
Share-based payment reserve	851	0
Treasury shares	(4)	(4)
Retained earnings (accumulated deficit)	(3,387)	(2,770)
Foreign currency translation adjustment	(228)	13
Total equity	14,251	10,769
Total liabilities and equity	¥ 128,217	¥ 112,353

[1]	* The comparative information is restated due to the adjustments made to the provisional amounts of Next Finance’s identifiable assets acquired and liabilities assumed. See Note 1 “Reporting Entity"